UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Income Fund

March 31, 2015

1.799872.111

EMI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.7%
		Principal Amount (d)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (g)		$ 5,260,000	$ 5,712,260
Azerbaijan - 0.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		6,525,000	5,946,233
Bangladesh - 0.1%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (g)		1,780,000	1,824,500
Bermuda - 0.7%
Digicel Group Ltd. 6.75% 3/1/23 (g)		4,170,000	4,039,688
GeoPark Latin America Ltd. 7.5% 2/11/20 (g)		1,855,000	1,428,350
Mubadala GE Capital Ltd. 3% 11/10/19 (g)		13,845,000	13,805,736
TOTAL BERMUDA			19,273,774
Brazil - 0.9%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)		4,425,000	4,380,750
5.5% 7/12/20 (g)		5,155,000	5,364,293
6.5% 6/10/19 (g)		5,495,000	5,879,650
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	3,070,000	786,366
Caixa Economica Federal:
3.5% 11/7/22 (g)		2,030,000	1,806,700
4.25% 5/13/19 (g)		4,070,000	3,915,340
7.25% 7/23/24 (g)(i)		1,715,000	1,513,488
TOTAL BRAZIL			23,646,587
British Virgin Islands - 1.6%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	20,415,000	5,756,921
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (g)		4,765,000	5,126,344
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (g)		7,010,000	7,352,032
4.875% 5/17/42 (g)		2,375,000	2,625,401
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (g)		3,930,000	4,263,618
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (g)		4,760,000	5,152,724
5.375% 10/17/43 (g)		1,785,000	2,135,713
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (g)		2,400,000	2,424,442
4.375% 5/22/43 (g)		1,700,000	1,807,163
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - continued
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (g)		$ 5,760,000	$ 6,238,892
4.85% 5/7/44 (g)		1,700,000	1,947,219
TOTAL BRITISH VIRGIN ISLANDS			44,830,469
Canada - 0.3%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (g)		555,000	513,375
7% 2/15/21 (g)		960,000	885,600
7.25% 10/15/19 (g)		985,000	920,975
7.25% 5/15/22 (g)		1,345,000	1,240,763
Pacific Rubiales Energy Corp.:
5.125% 3/28/23 (g)		3,790,000	2,207,675
5.625% 1/19/25 (Reg. S)		2,595,000	1,526,379
7.25% 12/12/21 (g)		1,000,000	664,700
7.25% 12/12/21 (g)		1,895,000	1,259,607
TOTAL CANADA			9,219,074
Cayman Islands - 2.5%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (g)		11,625,000	11,706,956
Brazil Minas SPE 5.333% 2/15/28 (g)		6,985,000	6,670,675
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		17,240,000	15,639,266
6.75% 1/27/41		16,025,000	14,187,894
8.375% 12/10/18		19,476,000	20,060,280
TOTAL CAYMAN ISLANDS			68,265,071
China - 0.1%
Export-Import Bank of China 3.625% 7/31/24 (g)		3,430,000	3,590,833
Colombia - 0.4%
Colombia Telecomunicacines SA 5.375% 9/27/22 (g)		2,990,000	3,045,166
Ecopetrol SA 7.375% 9/18/43		6,890,000	7,501,488
TOTAL COLOMBIA			10,546,654
Costa Rica - 0.4%
Banco de Costa Rica 5.25% 8/12/18 (g)		1,645,000	1,681,190
Banco Nacional de Costa Rica 6.25% 11/1/23 (g)		1,600,000	1,628,000
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (g)		3,400,000	2,868,750
6.95% 11/10/21 (g)		3,639,000	3,825,499
TOTAL COSTA RICA			10,003,439
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Georgia - 1.0%
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		$ 15,615,000	$ 15,697,447
JSC Georgian Railway 7.75% 7/11/22 (g)		10,694,000	11,447,606
TOTAL GEORGIA			27,145,053
Hong Kong - 0.1%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		4,076,000	4,152,796
Hungary - 0.2%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (g)		3,300,000	3,728,175
Magyar Export-Import Bank 4% 1/30/20 (g)		1,755,000	1,792,294
TOTAL HUNGARY			5,520,469
India - 0.2%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		3,425,000	3,535,792
ICICI Bank Ltd. 7.25% (g)(h)(i)		750,000	769,346
TOTAL INDIA			4,305,138
Indonesia - 1.7%
Perusahaan Listrik Negara PT 5.25% 10/24/42 (g)		3,745,000	3,624,411
PT Pertamina Persero:
4.3% 5/20/23 (g)		4,990,000	5,002,475
4.875% 5/3/22 (g)		4,610,000	4,801,776
5.25% 5/23/21 (g)		6,650,000	7,075,600
5.625% 5/20/43 (g)		4,410,000	4,283,213
6% 5/3/42 (g)		5,395,000	5,465,135
6.45% 5/30/44 (g)		6,345,000	6,820,875
6.5% 5/27/41 (g)		3,740,000	4,015,825
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,420,000	4,823,325
TOTAL INDONESIA			45,912,635
Ireland - 1.3%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	4,743,500
SCF Capital Ltd. 5.375% 10/27/17 (g)		5,250,000	4,693,500
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (g)		3,400,000	2,992,408
5.375% 2/13/17 (g)		6,920,000	6,695,100
5.45% 11/22/17 (g)		8,710,000	8,331,115
6.025% 7/5/22 (g)		4,110,000	3,462,675
6.902% 7/9/20 (g)		5,560,000	5,087,400
TOTAL IRELAND			36,005,698
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Israel - 0.2%
B Communications Ltd. 7.375% 2/15/21 (g)		$ 1,850,000	$ 1,982,275
Israel Electric Corp. Ltd.:
7.25% 1/15/19 (Reg. S)		2,250,000	2,525,625
7.75% 12/15/27 (Reg. S)		1,675,000	2,107,150
TOTAL ISRAEL			6,615,050
Kazakhstan - 2.3%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		5,920,000	5,043,248
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		5,115,000	4,337,827
KazMunaiGaz Finance Sub BV:
4.875% 5/7/25 (g)		4,545,000	3,920,063
6% 11/7/44 (g)		4,255,000	3,400,809
6.375% 4/9/21 (g)		8,125,000	8,100,625
7% 5/5/20 (g)		6,905,000	7,013,132
9.125% 7/2/18 (g)		4,400,000	4,777,520
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		3,070,000	2,655,550
5.75% 4/30/43 (g)		19,495,000	15,307,474
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		1,955,000	1,835,256
Zhaikmunai International BV 7.125% 11/13/19 (g)		7,695,000	6,598,463
TOTAL KAZAKHSTAN			62,989,967
Luxembourg - 2.4%
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	15,690,000	4,080,368
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		11,050,000	10,945,025
RSHB Capital SA:
5.1% 7/25/18 (g)		12,385,000	11,373,146
5.298% 12/27/17 (g)		20,845,000	19,646,413
6% 6/3/21 (Reg. S) (i)		4,300,000	3,465,800
6.299% 5/15/17 (Reg. S)		14,710,000	14,341,367
8.5% 10/16/23 (g)		3,515,000	2,847,150
TOTAL LUXEMBOURG			66,699,269
Malaysia - 1.1%
1MDB Global Investments Ltd. 4.4% 3/9/23		12,400,000	11,254,860
Petronas Capital Ltd. 3.5% 3/18/25 (g)		19,125,000	19,300,950
TOTAL MALAYSIA			30,555,810
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - 6.5%
Comision Federal de Electricid 4.875% 5/26/21 (g)		$ 3,245,000	$ 3,504,600
Credito Real S.A.B. de CV 7.5% 3/13/19 (g)		2,355,000	2,412,698
Pemex Project Funding Master Trust:
6.625% 6/15/35		23,300,000	26,678,500
8.625% 2/1/22		8,763,000	10,625,138
Petroleos Mexicanos:
3.5% 7/23/20 (g)		2,925,000	2,990,813
3.5% 1/30/23		3,785,000	3,696,053
4.5% 1/23/26 (g)		13,570,000	13,827,830
4.875% 1/24/22		13,140,000	13,944,825
4.875% 1/18/24		3,785,000	4,006,423
5.5% 1/21/21		10,275,000	11,276,813
5.5% 6/27/44		13,780,000	13,900,575
5.625% 1/23/46 (g)		10,328,000	10,482,920
6% 3/5/20		3,830,000	4,368,115
6.375% 1/23/45		17,155,000	19,179,290
6.5% 6/2/41		22,200,000	25,141,500
6.625% (g)(h)		13,815,000	13,884,075
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		170,000	176,163
TOTAL MEXICO			180,096,331
Netherlands - 2.9%
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	600,000	6,452
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		14,770,000	15,434,650
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		4,965,000	4,915,350
6.95% 7/10/42 (g)		9,065,000	8,296,288
Majapahit Holding BV:
7.75% 1/20/20 (g)		6,650,000	7,840,350
7.875% 6/29/37 (Reg. S)		2,280,000	2,915,550
8% 8/7/19 (g)		5,765,000	6,788,288
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		8,385,000	8,051,696
Petrobras Global Finance BV:
6.25% 3/17/24		17,600,000	16,593,280
7.25% 3/17/44		11,025,000	10,352,255
TOTAL NETHERLANDS			81,194,159
Philippines - 0.2%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		4,605,000	6,176,456
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
South Africa - 0.8%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		$ 12,430,000	$ 11,997,436
6.75% 8/6/23 (g)		4,550,000	4,528,160
TransCanada PipeLines Ltd. 4% 7/26/22 (g)		4,575,000	4,452,482
TOTAL SOUTH AFRICA			20,978,078
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (g)		4,255,000	4,366,694
National Savings Bank 8.875% 9/18/18 (g)		2,625,000	2,844,713
TOTAL SRI LANKA			7,211,407
Sweden - 0.1%
Eileme 2 AB 11.625% 1/31/20 (g)		1,855,000	2,092,069
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		7,005,000	8,309,681
Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (g)		6,960,000	7,020,900
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (g)		7,430,000	7,091,935
Export Credit Bank of Turkey 5% 9/23/21 (g)		3,420,000	3,428,550
TOTAL TURKEY			10,520,485
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,150,000	3,575,000
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		1,955,000	811,716
TOTAL UNITED KINGDOM			4,386,716
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (g)		3,054,902	3,039,627
Venezuela - 3.7%
Petroleos de Venezuela SA:
5.25% 4/12/17		21,265,000	8,719,713
5.375% 4/12/27		37,810,000	11,624,685
5.5% 4/12/37		52,345,000	16,096,088
6% 5/16/24 (g)		42,830,000	13,812,675
6% 11/15/26 (Reg. S)		49,810,000	15,515,815
8.5% 11/2/17 (g)		17,650,000	11,649,000
8.5% 11/2/17 (Reg. S)		10,195,000	6,728,700
9% 11/17/21 (Reg. S)		12,225,000	4,535,475
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9.75% 5/17/35 (g)		$ 12,725,000	$ 4,841,863
9.75% 5/17/35		4,955,000	1,885,378
12.75% 2/17/22 (g)		13,965,000	6,464,748
TOTAL VENEZUELA			101,874,140
TOTAL NONCONVERTIBLE BONDS (Cost $1,004,259,359)			925,660,828
Government Obligations - 54.9%

Armenia - 1.3%
Republic of Armenia:
6% 9/30/20 (g)		28,025,000	27,324,375
7.15% 3/26/25 (g)		9,605,000	9,364,875
TOTAL ARMENIA			36,689,250
Azerbaijan - 1.2%
Azerbaijan Republic 4.75% 3/18/24 (g)		10,175,000	10,131,756
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		15,725,000	14,449,262
5.45% 2/9/17 (Reg. S)		8,010,000	8,151,136
TOTAL AZERBAIJAN			32,732,154
Barbados - 0.6%
Barbados Government:
7% 8/4/22 (g)		11,709,000	11,314,582
7.25% 12/15/21 (g)		4,482,000	4,257,900
TOTAL BARBADOS			15,572,482
Belarus - 0.3%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,750,000	4,648,445
8.95% 1/26/18		3,570,000	3,244,238
TOTAL BELARUS			7,892,683
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		2,196,600	1,606,264
Bolivia - 0.1%
Plurinational State of Bolivia 5.95% 8/22/23 (g)		3,825,000	3,954,094
Government Obligations - continued
		Principal Amount (d)	Value
Brazil - 3.6%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (g)		$ 3,770,000	$ 3,883,854
Brazilian Federative Republic:
2.625% 1/5/23		13,405,000	12,030,988
4.25% 1/7/25		21,930,000	21,491,400
4.875% 1/22/21		5,310,000	5,575,500
5% 1/27/45		15,660,000	14,485,500
5.625% 1/7/41		5,695,000	5,794,663
8.25% 1/20/34		6,940,000	8,987,300
10.125% 5/15/27		4,670,000	6,981,650
12.25% 3/6/30		5,265,000	9,161,100
12.5% 1/5/16	BRL	18,580,000	5,833,266
Caixa Economica Federal 4.5% 10/3/18 (g)		3,925,000	3,850,818
TOTAL BRAZIL			98,076,039
Colombia - 2.1%
Colombian Republic:
2.625% 3/15/23		3,485,000	3,275,900
4% 2/26/24		12,385,000	12,768,935
5% 6/15/45		3,850,000	3,955,875
5.625% 2/26/44		4,890,000	5,464,575
6.125% 1/18/41		10,570,000	12,525,450
7.375% 9/18/37		6,245,000	8,337,075
11.75% 2/25/20		3,518,000	4,863,635
Titulos de Tesoreria B 11% 7/24/20	COP	13,252,500,000	6,216,620
TOTAL COLOMBIA			57,408,065
Congo - 0.9%
Congo Republic 3.5% 6/30/29 (e)		27,922,552	24,432,233
Costa Rica - 1.2%
Costa Rican Republic:
4.25% 1/26/23 (g)		3,785,000	3,595,750
4.375% 4/30/25 (g)		6,665,000	6,238,440
5.625% 4/30/43 (g)		2,120,000	1,841,750
7% 4/4/44 (g)		6,185,000	6,293,238
7.158% 3/12/45 (g)		14,380,000	14,811,400
TOTAL COSTA RICA			32,780,578
Croatia - 1.2%
Croatia Republic:
5.5% 4/4/23 (g)		4,640,000	4,924,200
Government Obligations - continued
		Principal Amount (d)	Value
Croatia - continued
Croatia Republic: - continued
6% 1/26/24 (g)		$ 7,290,000	$ 8,069,155
6.375% 3/24/21 (g)		5,890,000	6,490,191
6.625% 7/14/20 (g)		5,995,000	6,646,956
6.75% 11/5/19		6,845,000	7,589,394
TOTAL CROATIA			33,719,896
Dominican Republic - 1.3%
Dominican Republic:
5.875% 4/18/24 (g)		4,420,000	4,629,950
6.6% 1/28/24 (g)		2,625,000	2,854,688
6.85% 1/27/45 (g)		9,360,000	9,828,000
7.45% 4/30/44 (g)		10,495,000	11,806,875
7.5% 5/6/21 (g)		4,745,000	5,304,910
TOTAL DOMINICAN REPUBLIC			34,424,423
Ecuador - 0.3%
Ecuador Republic 7.95% 6/20/24 (g)		8,690,000	7,668,925
Egypt - 0.4%
Arab Republic of Egypt:
5.75% 4/29/20 (g)		5,200,000	5,486,000
6.875% 4/30/40 (g)		5,550,000	5,598,563
TOTAL EGYPT			11,084,563
El Salvador - 0.7%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		3,972,000	3,887,595
6.375% 1/18/27 (g)		4,065,000	4,065,000
7.375% 12/1/19		3,195,000	3,474,563
7.625% 2/1/41 (g)		1,940,000	2,017,600
7.65% 6/15/35 (Reg. S)		2,715,000	2,843,963
7.75% 1/24/23 (Reg. S)		1,495,000	1,657,581
8.25% 4/10/32 (Reg. S)		1,930,000	2,185,725
TOTAL EL SALVADOR			20,132,027
Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (g)		5,045,000	4,893,650
Gabon - 0.4%
Gabonese Republic 6.375% 12/12/24 (g)		12,130,000	11,371,875
Government Obligations - continued
		Principal Amount (d)	Value
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (g)		$ 4,755,000	$ 5,266,163
Ghana - 0.5%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		5,870,000	5,565,464
8.125% 1/18/26 (g)		5,020,000	4,765,637
8.5% 10/4/17		4,090,000	4,191,637
TOTAL GHANA			14,522,738
Hungary - 2.3%
Hungarian Republic:
4% 3/25/19		4,115,000	4,291,978
5.375% 2/21/23		8,328,000	9,306,540
5.375% 3/25/24		8,322,000	9,331,043
5.75% 11/22/23		11,580,000	13,317,000
6.25% 1/29/20		8,049,000	9,159,987
6.375% 3/29/21		11,417,000	13,236,870
7.625% 3/29/41		3,176,000	4,592,490
TOTAL HUNGARY			63,235,908
Indonesia - 2.2%
Indonesian Republic:
3.375% 4/15/23 (g)		3,400,000	3,332,000
3.75% 4/25/22 (g)		4,350,000	4,426,125
4.875% 5/5/21 (g)		6,465,000	7,038,769
5.375% 10/17/23 (g)		4,400,000	4,922,500
5.875% 3/13/20 (g)		8,795,000	9,949,344
5.875% 1/15/24 (g)		5,955,000	6,885,469
6.625% 2/17/37		4,770,000	5,783,625
7.75% 1/17/38 (g)		3,025,000	4,138,866
8.5% 10/12/35 (g)		4,360,000	6,299,023
11.625% 3/4/19 (g)		5,185,000	6,909,013
TOTAL INDONESIA			59,684,734
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		18,720,000	15,631,200
Ivory Coast - 0.8%
Ivory Coast:
5.375% 7/23/24 (g)		3,055,000	2,886,975
5.75% 12/31/32		10,950,000	10,403,376
6.375% 3/3/28 (g)		9,525,000	9,382,125
TOTAL IVORY COAST			22,672,476
Government Obligations - continued
		Principal Amount (d)	Value
Jamaica - 0.3%
Jamaican Government:
7.625% 7/9/25		$ 1,690,000	$ 1,873,788
8% 6/24/19		3,125,000	3,443,750
8% 3/15/39		2,245,000	2,399,344
TOTAL JAMAICA			7,716,882
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		10,385,000	10,462,888
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (g)		3,935,000	4,050,099
6.875% 6/24/24 (g)		7,670,000	8,009,398
TOTAL KENYA			12,059,497
Lebanon - 1.5%
Lebanese Republic:
5% 10/12/17		3,340,000	3,331,650
5.15% 11/12/18		13,535,000	13,551,919
5.45% 11/28/19		6,895,000	6,869,075
6.1% 10/4/22		6,405,000	6,469,050
6.75% 11/29/27 (Reg. S)		6,930,000	7,153,978
9% 3/20/17		3,855,000	4,146,824
TOTAL LEBANON			41,522,496
Mexico - 2.3%
Comision Federal de Electricid:
4.875% 1/15/24 (g)		10,990,000	11,704,350
5.75% 2/14/42 (Reg. S)		3,230,000	3,585,300
United Mexican States:
5.75% 10/12/2110		10,671,000	11,631,390
6.05% 1/11/40		13,133,000	16,219,255
8.3% 8/15/31		9,880,000	15,165,800
11.5% 5/15/26		3,595,000	6,021,625
TOTAL MEXICO			64,327,720
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		2,585,000	2,423,438
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		2,355,000	2,143,050
5.125% 12/5/22 (Reg. S)		3,360,000	2,822,400
TOTAL MONGOLIA			7,388,888
Government Obligations - continued
		Principal Amount (d)	Value
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (g)		$ 6,300,000	$ 6,520,500
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		1,822,000	1,976,870
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		8,685,000	8,670,496
Nigeria - 0.3%
Republic of Nigeria:
5.125% 7/12/18 (g)		2,485,000	2,426,478
6.375% 7/12/23 (g)		2,225,000	2,233,900
6.75% 1/28/21 (g)		2,225,000	2,280,625
TOTAL NIGERIA			6,941,003
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.875% 6/1/17 (g)		2,825,000	2,889,128
7.125% 3/31/16 (g)		1,411,000	1,442,748
7.25% 4/15/19 (g)		5,195,000	5,339,915
8.25% 4/15/24 (g)		4,115,000	4,337,004
TOTAL PAKISTAN			14,008,795
Panama - 0.9%
Panamanian Republic:
4% 9/22/24		4,175,000	4,373,313
7.125% 1/29/26		3,870,000	5,035,838
8.875% 9/30/27		4,549,000	6,698,403
9.375% 4/1/29		5,070,000	7,757,100
TOTAL PANAMA			23,864,654
Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		5,720,000	9,087,650
Philippines - 1.6%
Philippine Republic:
6.375% 10/23/34		5,005,000	7,025,769
7.75% 1/14/31		4,440,000	6,668,170
9.5% 2/2/30		6,745,000	11,331,600
10.625% 3/16/25		11,005,000	17,910,638
TOTAL PHILIPPINES			42,936,177
Qatar - 0.1%
State of Qatar 6.4% 1/20/40 (g)		2,115,000	2,868,998
Government Obligations - continued
		Principal Amount (d)	Value
Romania - 0.4%
Romanian Republic:
4.375% 8/22/23 (g)		$ 3,335,000	$ 3,568,450
6.75% 2/7/22 (g)		5,459,000	6,605,390
TOTAL ROMANIA			10,173,840
Russia - 7.1%
Russian Federation:
3.5% 1/16/19 (g)		4,780,000	4,588,800
4.5% 4/4/22 (g)		6,335,000	6,061,518
4.875% 9/16/23 (g)		12,200,000	11,738,840
5% 4/29/20 (g)		17,800,000	17,822,250
5.625% 4/4/42 (g)		14,240,000	13,529,709
5.875% 9/16/43 (g)		8,110,000	7,876,838
7.5% 3/31/30 (Reg. S)		61,881,125	71,002,403
11% 7/24/18 (Reg. S)		11,050,000	13,256,575
12.75% 6/24/28 (Reg. S)		31,644,000	48,758,341
TOTAL RUSSIA			194,635,274
Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (g)		2,415,000	2,353,335
8.75% 5/13/21 (g)		4,065,000	4,540,605
TOTAL SENEGAL			6,893,940
Serbia - 0.9%
Republic of Serbia:
4.875% 2/25/20 (g)		5,190,000	5,325,719
5.25% 11/21/17 (g)		2,705,000	2,804,679
5.875% 12/3/18 (g)		4,995,000	5,294,700
7.25% 9/28/21 (g)		10,395,000	11,979,198
TOTAL SERBIA			25,404,296
South Africa - 1.0%
South African Republic:
5.5% 3/9/20		3,400,000	3,729,358
5.875% 9/16/25		9,410,000	10,776,332
13.5% 9/15/16	ZAR	140,570,000	12,701,390
TOTAL SOUTH AFRICA			27,207,080
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (g)		1,460,000	1,458,175
Government Obligations - continued
		Principal Amount (d)	Value
Sri Lanka - continued
Democratic Socialist Republic of Sri Lanka: - continued
5.875% 7/25/22 (g)		$ 3,225,000	$ 3,267,731
6% 1/14/19 (g)		2,680,000	2,747,000
6.25% 10/4/20 (g)		3,095,000	3,195,588
6.25% 7/27/21 (g)		3,225,000	3,333,844
TOTAL SRI LANKA			14,002,338
Tanzania - 0.1%
United Republic of Tanzania 6.3971% 3/9/20 (i)		2,460,000	2,533,800
Turkey - 4.5%
Turkish Republic:
4.875% 4/16/43		5,955,000	5,880,563
5.125% 3/25/22		3,805,000	4,055,179
5.625% 3/30/21		9,025,000	9,871,094
5.75% 3/22/24		10,355,000	11,515,796
6% 1/14/41		6,560,000	7,455,112
6.25% 9/26/22		10,640,000	12,103,000
6.75% 5/30/40		3,755,000	4,646,362
6.875% 3/17/36		9,925,000	12,292,311
7% 6/5/20		9,065,000	10,470,075
7.375% 2/5/25		10,555,000	13,096,644
7.5% 11/7/19		5,030,000	5,872,525
8% 2/14/34		2,240,000	3,068,576
10.7% 2/24/16	TRY	17,330,000	6,770,026
11.875% 1/15/30		9,025,000	15,910,804
TOTAL TURKEY			123,008,067
Ukraine - 1.0%
Ukraine Government:
6.25% 6/17/16 (g)		9,965,000	3,976,573
6.58% 11/21/16 (g)		3,685,000	1,461,545
6.75% 11/14/17 (g)		4,665,000	1,820,003
7.5% 4/17/23 (Reg. S)		13,395,000	5,561,604
7.75% 9/23/20 (g)		5,935,000	2,337,797
7.8% 11/28/22 (g)		10,470,000	4,103,821
7.95% 2/23/21 (g)		5,615,000	2,196,363
9.25% 7/24/17 (g)		13,725,000	5,436,473
TOTAL UKRAINE			26,894,179
United States of America - 3.1%
U.S. Treasury Bonds 2.5% 2/15/45		86,359,000	85,616,796
Government Obligations - continued
		Principal Amount (d)	Value
Uruguay - 0.3%
Uruguay Republic 4.5% 8/14/24		$ 8,150,000	$ 8,842,750
Venezuela - 3.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		211,320	1,479,240
5.75% 2/26/16 (Reg S.)		7,820,000	6,001,850
6% 12/9/20		17,550,000	6,010,875
7% 12/1/18 (Reg. S)		6,075,000	2,460,375
7% 3/31/38		5,645,000	1,919,300
7.65% 4/21/25		24,780,000	8,363,250
7.75% 10/13/19 (Reg. S)		9,760,000	3,513,600
8.25% 10/13/24		16,265,000	5,611,425
9% 5/7/23 (Reg. S)		19,580,000	6,999,850
9.25% 9/15/27		22,640,000	9,033,360
9.25% 5/7/28 (Reg. S)		29,030,000	10,378,225
9.375% 1/13/34		16,015,000	5,877,505
11.75% 10/21/26 (Reg. S)		13,925,000	5,604,813
11.95% 8/5/31 (Reg. S)		16,910,000	6,882,370
12.75% 8/23/22		15,330,000	6,706,875
13.625% 8/15/18		3,715,000	2,396,175
TOTAL VENEZUELA			89,239,088
Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (g)		3,940,000	4,102,525
6.75% 1/29/20 (g)		4,047,000	4,562,993
6.75% 1/29/20		570,000	642,675
TOTAL VIETNAM			9,308,193
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (g)		2,880,000	2,628,720
8.5% 4/14/24 (g)		4,590,000	4,865,400
TOTAL ZAMBIA			7,494,120
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,535,164,532)			1,507,059,695
Common Stocks - 0.1%
	Shares	Value
Canada - 0.0%
First Quantum Minerals Ltd.	109,100	$ 1,322,242
China - 0.1%
China Life Insurance Co. Ltd. (H Shares)	341,000	1,498,953
Turkey - 0.0%
Arcelik A/S	57,000	328,992
TOTAL COMMON STOCKS (Cost $3,100,462)		3,150,187
Nonconvertible Preferred Stocks - 0.2%

Brazil - 0.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR (f) (Cost $5,679,266)	979,400	5,886,194
Investment Companies - 1.5%

United States of America - 1.5%
iShares China Large-Cap ETF (f)	312,900	13,908,405
iShares MSCI Emerging Markets Index ETF (f)	688,900	27,645,557
TOTAL INVESTMENT COMPANIES (Cost $41,217,104)		41,553,962
Preferred Securities - 1.3%
	Principal Amount (d)
Cayman Islands - 1.0%
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)	$ 25,395,000	26,648,286
China - 0.1%
Sinochem Group 5% (g)(h)(i)	2,540,000	2,622,550
Colombia - 0.1%
Colombia Telecomunicacines SA 8.5% (g)(h)(i)	3,855,000	3,876,056
India - 0.1%
State Bank of India 6.439% (h)(i)	1,495,000	1,565,284
TOTAL PREFERRED SECURITIES (Cost $33,964,528)		34,712,176
Money Market Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	198,022,943	$ 198,022,943
Fidelity Securities Lending Cash Central Fund, 0.15% (a)(b)	35,897,050	35,897,050
TOTAL MONEY MARKET FUNDS (Cost $233,919,993)		233,919,993
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,857,305,244)		2,751,943,035
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,559,667)
NET ASSETS - 100%		$ 2,747,383,368
Currency Abbreviations
BRL	-	Brazilian real
COP	-	Colombian peso
EUR	-	European Monetary Unit
TRY	-	Turkish Lira
ZAR	-	South African rand
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,086,750,313 or 39.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 82,602
Fidelity Securities Lending Cash Central Fund	15,087
Total	$ 97,689
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 328,992	$ 328,992	$ -	$ -
Energy	5,886,194	5,886,194	-	-
Financials	1,498,953	-	1,498,953	-
Materials	1,322,242	1,322,242	-	-
Corporate Bonds	925,660,828	-	925,654,376	6,452
Government Obligations	1,507,059,695	-	1,505,580,455	1,479,240
Investment Companies	41,553,962	41,553,962	-	-
Preferred Securities	34,712,176	-	34,712,176	-
Money Market Funds	233,919,993	233,919,993	-	-
Total Investments in Securities:	$ 2,751,943,035	$ 283,011,383	$ 2,467,445,960	$ 1,485,692
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $2,850,436,941. Net unrealized depreciation aggregated $98,493,906, of which $91,377,878 related to appreciated investment securities and $189,871,784 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bond, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015